FAIR VALUE MEASUREMENTS - Fair value measurements using significant unobservable inputs (Level 3) (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance at January 1, 2019	$ (433)
Payment of earn out liability	410
Adjustment due to change in the forecast of earn-out consideration	$ 23